March 13, 2001

Via EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:      Nvest Funds Trust III
         (File Nos.:  33-62061 and 811-7345)
         -----------------------------------

Dear Sir or Madam:


     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent Post-Effective Amendment that was filed electronically on March 12, 2001.

     If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2817.


                                            Very truly yours,

                                            /s/ Amy F. Puffer

                                            Amy F. Puffer
                                            Assistant Vice President